Fair Value Measurements - Earnout and Derivative Rollforward (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Change in fair value	1,060,000
Ending balance	1,060,000
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Fair value at issuance	5,120,900
Change in fair value	(2,983,100)
Ending balance	$ 2,137,800